Property, equipment and software, net (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, equipment and software, net
Depreciation expenses for property, equipment and software	140,412,434	132,442,355	123,749,329